Realized and net change in unrealized gains and (losses) on digital assets (Tables)	6 Months Ended
Jun. 30, 2026
Realized and Net Change in Unrealized Gains and (Losses) on Digital Assets [Abstract]
Schedule of Realized and Net Change in Unrealized Gains and (Losses) on Digital Assets
		Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Realized gain on digital assets	$(25,674,785)	$5,022,014	$(60,135,440)	$32,273,072
Unrealized loss on digital assets	(41,976,382)	65,882,023	(137,605,706)	(121,202,718)
	$(67,651,167)	$70,904,037	$(197,741,146)	$(88,929,646)